DIVIDENDS PAID OR PROVIDED FOR	6 Months Ended
Dec. 31, 2022
DIVIDENDS PAID OR PROVIDED FOR [Abstract]
DIVIDENDS PAID OR PROVIDED FOR	3. DIVIDENDS PAID OR PROVIDED FOR ON ORDINARY SHARES No dividend has been paid or provided for during the six months ended December 31, 2022 (December 31, 2021: nil).